CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITES
Net loss	$ (5,823,725)	$ (1,571,469)	$ (12,096,864)	$ (3,022,207)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation	32,701	2,635	54,946	13,439
Allowance for doubtful accounts		(7,914)	(7,914)	7,914
Amortization of debt discount and deferred financing costs	66,711	(61,977)	835,849	106,676
Amortization of intangible assets	116		194
Amortization of operating lease asset	102,789
Impairment of operating lease	259,926
Write-off of prepaid financing costs	150,000
Change in fair value of derivative liability		869,129	975,902	(5,025)
Stock-based compensation	47,023			1,166
Loss on conversion of debt			31,943
Changes in operating assets and liabilities:
Account receivable	30,440	39,769	9,329	(39,769)
Inventory	(7,448)	(99,252)	(174,624)	(156,289)
Other current assets	(85,438)	(29,601)	(477,937)	113,808
Other assets			(44,359)
Account payable	454,845	(48,652)	316,174	(58,752)
Operating lease liability	77,164
Accrued expenses and other current liabilities	154,896	29,166	2,060,098	408,557
Net cash flows used in operating activities	(4,694,328)	(878,166)	(8,517,263)	(2,630,482)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment	(45,189)	(1,623)	(544,236)
Patent costs	(33,314)	(8,380)	(53,482)
Deposits	(6,250)		(31,965)
Net cash flows used in investing activities	(84,753)	(10,003)	(629,683)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from secured promissory note, net of costs	4,100,000	5,000,000	9,875,000
Payment of deferred offering costs	(13,484)
Proceeds from convertible notes payable		100,000	100,000	2,940,000
Proceeds from sale of common stock			4,696
Repayment of advances from related party		(41,975)	(155,645)
Purchase and retirement of common stock			(3,260)
Proceeds from loans payable				50,000
Proceeds from exercise of warrants				6,744
Advances from related parties				119,508
Repayment of short term loan				(75,000)
Net cash flows provided by financing activities	4,086,516	5,058,025	9,820,791	3,041,252
(Decrease) increase in cash and cash equivalents	(692,565)	4,169,856	673,845	410,770
Cash and cash equivalent, beginning of period	1,129,863	456,018	456,018	45,248
Cash and cash equivalents, end of period	437,298	4,625,874	1,129,863	456,018
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	343,986	123,583	979,167	502,638
Cash paid for income taxes
SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES:
Reclassification of derivative liability to additional paid in capital			1,141,995
Increase in debt for non cash interest		10,018	135,246
Interest converted to debt	97,072	17,310	17,310	880,558
Derivative liability		$ 1,035,222		$ 171,118